UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CORNERSTONE STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2005

[LOGO OF USAA]
    USAA(R)

                         USAA CORNERSTONE
                               STRATEGY Fund

                                     [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
     FEBRUARY 28, 2005

                                                                      (Form N-Q)

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               U.S. EQUITIES (50.7%)

               U.S. STOCKS (49.5%)

               ADVERTISING (0.3%)
   124,000     Lamar Advertising Co. "A"*                                           $  4,872
                                                                                    --------
               AEROSPACE & DEFENSE (2.2%)
   104,500     Boeing Co.                                                              5,745
    61,800     Engineered Support Systems, Inc.                                        3,416
    39,300     General Dynamics Corp.                                                  4,140
    91,700     Precision Castparts Corp.                                               6,901
    81,100     Rockwell Collins, Inc.                                                  3,735
    97,800     United Technologies Corp.                                               9,768
                                                                                    --------
                                                                                      33,705
                                                                                    --------
               AIR FREIGHT & LOGISTICS (0.3%)
    44,200     FedEx Corp.                                                             4,322
                                                                                    --------
               ALUMINUM (0.5%)
   247,300     Alcoa, Inc.                                                             7,943
                                                                                    --------
               APPAREL, ACCESSORIES, & LUXURY GOODS (0.5%)
    82,300     Columbia Sportswear Co.*                                                4,613
    70,900     Liz Claiborne, Inc.                                                     2,999
                                                                                    --------
                                                                                       7,612
                                                                                    --------
               APPAREL RETAIL (0.6%)
    81,400     Chico's FAS, Inc.*                                                      2,397
    64,200     Christopher & Banks Corp.                                               1,057
   195,900     Pacific Sunwear of California, Inc.*                                    5,047
                                                                                    --------
                                                                                       8,501
                                                                                    --------
               ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   107,700     Federated Investors, Inc. "B"                                           3,181
    72,400     Franklin Resources, Inc.                                                5,082
   121,700     Northern Trust Corp.                                                    5,142
                                                                                    --------
                                                                                      13,405
                                                                                    --------
               BIOTECHNOLOGY (0.4%)
    20,300     Biogen Idec, Inc.*                                                        785
   103,300     Genzyme Corp.*                                                          5,794
                                                                                    --------
                                                                                       6,579
                                                                                    --------
               BROADCASTING & CABLE TV (0.8%)
   130,500     Cablevision Systems Corp. "A"*                                          4,053
   266,300     Citadel Broadcasting Corp.*                                             3,760
   141,600     Comcast Corp. "A"*                                                      4,512
                                                                                    --------
                                                                                      12,325
                                                                                    --------
               CASINOS & GAMING (0.2%)
    40,600     Harrah's Entertainment, Inc.                                            2,663
                                                                                    --------
               COMMUNICATIONS EQUIPMENT (0.9%)
   424,200     Cisco Systems, Inc.*                                                    7,390
   151,500     Motorola, Inc.                                                          2,372
   225,300     Polycom, Inc.*                                                          3,648
                                                                                    --------
                                                                                      13,410
                                                                                    --------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               COMPUTER HARDWARE (0.7%)
   248,400     Dell, Inc.*                                                          $  9,958
                                                                                    --------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
   100,700     SanDisk Corp.*                                                          2,707
                                                                                    --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    35,700     Caterpillar, Inc.                                                       3,393
    34,200     Oshkosh Truck Corp.                                                     2,553
                                                                                    --------
                                                                                       5,946
                                                                                    --------
               CONSUMER FINANCE (0.2%)
    60,900     American Express Co.                                                    3,298
                                                                                    --------
               DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    36,700     DST Systems, Inc.*                                                      1,743
   222,700     First Data Corp.                                                        9,135
   145,200     Fiserv, Inc.*                                                           5,509
                                                                                    --------
                                                                                      16,387
                                                                                    --------
               DISTILLERS & VINTNERS (0.1%)
    25,700     Constellation Brands, Inc. "A"*                                         1,376
                                                                                    --------
               DIVERSIFIED BANKS (1.3%)
   428,900     Bank of America Corp.                                                  20,008
                                                                                    --------
               DIVERSIFIED CHEMICALS (0.7%)
   210,600     Du Pont (E.I.) De Nemours & Co.                                        11,225
                                                                                    --------
               DIVERSIFIED COMMERCIAL SERVICES (0.4%)
    82,200     Career Education Corp.*                                                 2,807
    71,800     ITT Educational Services, Inc.*                                         3,496
                                                                                    --------
                                                                                       6,303
                                                                                    --------
               DRUG RETAIL (0.2%)
   689,500     Rite Aid Corp.*                                                         2,413
                                                                                    --------
               ELECTRIC UTILITIES (0.3%)
   139,000     PG&E Corp.*                                                             4,890
                                                                                    --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
   214,200     Symbol Technologies, Inc.                                               3,798
    88,000     Tektronix, Inc.                                                         2,545
                                                                                    --------
                                                                                       6,343
                                                                                    --------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
    79,600     Benchmark Electronics, Inc.*                                            2,589
                                                                                    --------
               ENVIRONMENTAL SERVICES (0.2%)
   108,600     Waste Connections, Inc.*                                                3,701
                                                                                    --------
               FOOD RETAIL (0.2%)
   182,900     Safeway, Inc.*                                                          3,365
                                                                                    --------
               GENERAL MERCHANDISE STORES (0.1%)
    37,100     Dollar Tree Stores, Inc.*                                               1,000
                                                                                    --------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               GOLD (0.2%)
    55,500     Freeport-McMoRan Copper & Gold, Inc. "B"                             $  2,321
                                                                                    --------
               HEALTH CARE EQUIPMENT (1.7%)
   162,700     Baxter International, Inc.                                              5,802
    72,900     Diagnostic Products Corp.                                               3,326
    83,500     Fisher Scientific International, Inc.*                                  5,064
   213,600     Medtronic, Inc.                                                        11,133
    29,700     Waters Corp.*                                                           1,451
                                                                                    --------
                                                                                      26,776
                                                                                    --------
               HEALTH CARE FACILITIES (0.7%)
   143,400     HCA, Inc.                                                               6,770
    79,400     Triad Hospitals, Inc.*                                                  3,467
                                                                                    --------
                                                                                      10,237
                                                                                    --------
               HEALTH CARE SERVICES (0.1%)
   109,400     Dendrite International, Inc.*                                           1,680
                                                                                    --------
               HEALTH CARE SUPPLIES (0.3%)
    33,400     Cooper Companies, Inc.                                                  2,751
    55,900     Edwards Lifesciences Corp.*                                             2,404
                                                                                    --------
                                                                                       5,155
                                                                                    --------
               HOME ENTERTAINMENT SOFTWARE (0.4%)
    87,700     Electronic Arts, Inc.*                                                  5,656
                                                                                    --------
               HOME IMPROVEMENT RETAIL (0.8%)
   200,500     Lowe's Companies, Inc.                                                 11,785
                                                                                    --------
               HOMEBUILDING (0.3%)
   111,750     D.R. Horton, Inc.                                                       4,890
                                                                                    --------
               HOUSEHOLD PRODUCTS (0.6%)
   183,400     Procter & Gamble Co.                                                    9,737
                                                                                    --------
               HOUSEWARES & SPECIALTIES (0.2%)
   108,000     Yankee Candle Co., Inc.*                                                3,344
                                                                                    --------
               HYPERMARKETS & SUPER CENTERS (0.2%)
    63,200     Wal-Mart Stores, Inc.                                                   3,262
                                                                                    --------
               INDUSTRIAL CONGLOMERATES (2.0%)
   508,100     General Electric Co.                                                   17,885
   346,100     Tyco International Ltd.                                                11,587
                                                                                    --------
                                                                                      29,472
                                                                                    --------
               INDUSTRIAL GASES (0.8%)
   203,600     Air Products & Chemicals, Inc.                                         12,749
                                                                                    --------
               INDUSTRIAL MACHINERY (0.7%)
   123,700     Ingersoll-Rand Co. Ltd. "A"                                            10,422
     8,900     Parker Hannifin Corp.                                                     585
                                                                                    --------
                                                                                      11,007
                                                                                    --------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               INSURANCE BROKERS (0.3%)
   150,600     Arthur J. Gallagher & Co.                                            $  4,497
                                                                                    --------
               INTEGRATED OIL & GAS (2.2%)
   123,900     ConocoPhillips                                                         13,739
   326,600     Exxon Mobil Corp.                                                      20,677
                                                                                    --------
                                                                                      34,416
                                                                                    --------
               INTERNET SOFTWARE & SERVICES (0.6%)
   114,600     Ask Jeeves, Inc.(h)*                                                    2,620
   191,500     Yahoo!, Inc.*                                                           6,180
                                                                                    --------
                                                                                       8,800
                                                                                    --------
               INVESTMENT BANKING & BROKERAGE (1.2%)
   417,700     E-Trade Group, Inc.*                                                    5,543
   209,800     Merrill Lynch & Co., Inc.                                              12,290
                                                                                    --------
                                                                                      17,833
                                                                                    --------
               IT CONSULTING & OTHER SERVICES (0.1%)
   100,700     Perot Systems Corp. "A"*                                                1,335
                                                                                    --------
               MANAGED HEALTH CARE (0.9%)
    89,100     Coventry Health Care, Inc.*                                             5,622
   231,300     Health Net, Inc.*                                                       6,916
    12,400     PacifiCare Health Systems, Inc. "A"*                                      787
                                                                                    --------
                                                                                      13,325
                                                                                    --------
               METAL & GLASS CONTAINERS (0.2%)
   119,700     Pactiv Corp.*                                                           2,706
                                                                                    --------
               MOVIES & ENTERTAINMENT (1.6%)
 1,054,600     Time Warner, Inc.*                                                     18,171
   186,200     Viacom, Inc. "B"                                                        6,498
                                                                                    --------
                                                                                      24,669
                                                                                    --------
               MULTI-LINE INSURANCE (0.8%)
   186,800     American International Group, Inc.                                     12,478
                                                                                    --------
               OIL & GAS DRILLING (0.7%)
    62,200     Ensco International, Inc.                                               2,505
   223,500     GlobalSantaFe Corp.                                                     8,381
                                                                                    --------
                                                                                      10,886
                                                                                    --------
               0IL & GAS EQUIPMENT & SERVICES (0.7%)
   139,000     Schlumberger Ltd.                                                      10,488
                                                                                    --------
               OIL & GAS EXPLORATION & PRODUCTION (1.4%)
   293,700     Chesapeake Energy Corp.                                                 6,371
   163,000     Noble Energy, Inc.                                                     11,025
    85,300     XTO Energy, Inc.                                                        3,883
                                                                                    --------
                                                                                      21,279
                                                                                    --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
   417,443     Citigroup, Inc.                                                        19,920
    90,200     Principal Financial Group, Inc.                                         3,520
                                                                                    --------
                                                                                      23,440
                                                                                    --------
               PACKAGED FOODS & MEAT (0.3%)
    46,100     General Mills, Inc.                                                     2,414
    24,200     Hain Celestial Group, Inc.*                                               452

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
    54,300     Kellogg Co.                                                          $  2,389
                                                                                    --------
                                                                                       5,255
                                                                                    --------
               PERSONAL PRODUCTS (0.3%)
    95,800     Gillette Co.                                                            4,814
                                                                                    --------
               PHARMACEUTICALS (2.9%)
   241,700     Abbott Laboratories                                                    11,116
   125,400     Eli Lilly and Co.                                                       7,022
   300,400     Pfizer, Inc.                                                            7,898
   465,500     Schering-Plough Corp.                                                   8,821
   218,200     Wyeth                                                                   8,907
                                                                                    --------
                                                                                      43,764
                                                                                    --------
               PROPERTY & CASUALTY INSURANCE (0.7%)
    41,700     Ambac Financial Group, Inc.                                             3,244
   210,023     St. Paul Travelers Companies, Inc.                                      8,048
                                                                                    --------
                                                                                      11,292
                                                                                    --------
               RAILROADS (0.4%)
   151,000     CSX Corp.                                                               6,238
                                                                                    --------
               REGIONAL BANKS (0.4%)
    84,400     Zions Bancorp                                                           5,579
                                                                                    --------
               RESTAURANTS (0.3%)
   100,100     CBRL Group, Inc.                                                        4,285
                                                                                    --------
               SEMICONDUCTOR EQUIPMENT (0.6%)
    77,700     Cabot Microelectronics Corp.*                                           2,525
    82,700     Lam Research Corp.*                                                     2,600
   115,800     Varian Semiconductor Equipment Associates, Inc.*                        4,613
                                                                                    --------
                                                                                       9,738
                                                                                    --------
               SEMICONDUCTORS (1.2%)
   243,900     Intel Corp.                                                             5,849
    45,300     International Rectifier Corp.*                                          1,993
    84,000     Maxim Integrated Products, Inc.                                         3,614
   267,400     Texas Instruments, Inc.                                                 7,078
                                                                                    --------
                                                                                      18,534
                                                                                    --------
               SOFT DRINKS (0.7%)
   195,700     PepsiCo, Inc.                                                          10,540
                                                                                    --------
               SPECIALTY STORES (1.6%)
   266,800     Michaels Stores, Inc.                                                   8,508
    68,900     O'Reilly Automotive, Inc.*                                              3,507
   121,100     Petco Animal Supplies, Inc.*                                            4,292
   114,900     PETsMART, Inc.                                                          3,504
   153,700     Staples, Inc.                                                           4,845
                                                                                    --------
                                                                                      24,656
                                                                                    --------
               SYSTEMS SOFTWARE (1.7%)
   153,851     Computer Associates International, Inc.                                 4,168
   863,600     Microsoft Corp.                                                        21,745
                                                                                    --------
                                                                                      25,913
                                                                                    --------
               TECHNOLOGY DISTRIBUTORS (0.2%)
    55,400     CDW Corp.                                                               3,184
                                                                                    --------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.8%)
    53,500     Fannie Mae(k,+)                                                      $  3,128
    96,600     Golden West Financial Corp.                                             5,979
   163,800     Sovereign Bancorp, Inc.                                                 3,757
                                                                                    --------
                                                                                      12,864
                                                                                    --------
               TOBACCO (0.7%)
   163,300     Altria Group, Inc.                                                     10,721
                                                                                    --------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
    55,900     Fastenal Co.                                                            3,268
                                                                                    --------
               TRUCKING (0.2%)
    48,500     Yellow Roadway Corp.*                                                   2,801
                                                                                    --------
               WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   404,500     Nextel Communications, Inc. "A"*                                       11,905
                                                                                    --------
               Total U.S. stocks (cost: $633,698)                                    756,420
                                                                                    --------
               EXCHANGE-TRADED FUNDS (1.2%)
   132,500     iShares Russell 2000 Growth Index Fund(h)                               8,651
    80,500     MidCap SPDR Trust Series 1(h)                                           9,853
                                                                                    --------
               Total exchange-traded funds (cost: $17,067)                            18,504
                                                                                    --------
               Total U.S. equities (cost: $650,765)                                  774,924
                                                                                    --------
               INTERNATIONAL EQUITIES (30.4%)

               INTERNATIONAL STOCKS (30.4%)

               AUSTRALIA (0.4%)
   457,613     QBE Insurance Group Ltd. (Property & Casualty Insurance)                5,559
                                                                                    --------
               AUSTRIA (0.6%)
   161,470     Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)         8,823
                                                                                    --------
               BRAZIL (0.3%)
   127,600     Companhia Vale Do Rio Doce ADR (Diversified Metals & Mining)(h)         4,466
                                                                                    --------
               CANADA (1.1%)
   115,720     BCE, Inc. (Integrated Telecommunication Services)                       2,701
   122,210     Canadian National Railway Co. (Railroads)                               7,570
   101,850     Encana Corp. (Oil & Gas Exploration & Production)                       6,764
                                                                                    --------
                                                                                      17,035
                                                                                    --------
               FRANCE (5.2%)
   393,060     AXA S.A. (Multi-Line Insurance)                                        10,587
    23,437     Air Liquide S.A. (Industrial Gases)                                     4,218
    46,323     Air Liquide S.A. - Bonus Shares (Industrial Gases)
                  (acquired 7/03/2002-11/11/2004; cost: $6,236)(n,t)                   8,336
   147,220     Business Objects S.A. (Application Software)(h)*                        4,100
   255,431     Credit Agricole S.A. (Regional Banks)                                   7,592
    50,500     Groupe DANONE (Packaged Foods & Meat)                                   5,040
    38,600     LVMH Moet Hennessy Louis Vuitton S.A. (Apparel, Accessories,
                  & Luxury Goods)                                                      2,864
    64,330     Sanofi-Aventis S.A. (Pharmaceuticals)                                   5,153

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
   145,804     Schneider Electric S.A. (Electrical Components & Equipment)          $ 11,660
    69,279     Societe Television Francaise 1 (Broadcasting & Cable TV)                2,253
    52,880     Total S.A. (Integrated Oil & Gas)                                      12,574
   150,660     Veolia Environnement S.A. (Multi-Utilities & Unregulated Power)         5,249
                                                                                    --------
                                                                                      79,626
                                                                                    --------
               GERMANY (0.4%)
    88,370     Schering AG (Pharmaceuticals)                                           6,469
                                                                                    --------
               HONG KONG (1.0%)
 8,719,500     CNOOC Ltd. (Oil & Gas Exploration & Production)                         5,059
   629,500     Esprit Holdings Ltd. (Apparel Retail)                                   4,500
 5,122,000     Hutchison Telecommunications International Ltd. (Wireless
                  Telecommunication Services)*                                         5,582
                                                                                    --------
                                                                                      15,141
                                                                                    --------
               HUNGARY (0.5%)
    92,000     OTP Bank Ltd. GDR (Regional Banks)                                      7,323
                                                                                    --------
               INDONESIA (0.1%)
 3,033,000     PT Bank Central Asia Tbk (Diversified Banks)                            1,073
                                                                                    --------
               IRELAND (0.3%)
   309,650     Depfa Bank plc (Specialized Finance)                                    5,088
                                                                                    --------
               ITALY (0.6%)
    30,400     FastWeb S.p.A. (Communications Equipment)(h)*                           1,623
   325,400     RAS S.p.A. (Multi-Line Insurance)                                       7,560
                                                                                    --------
                                                                                       9,183
                                                                                    --------
               JAPAN (5.0%)
   547,000     Asahi Glass Co. (Building Products)                                     6,041
   320,000     Bridgestone Corp. (Tires & Rubber)                                      6,123
   184,000     Canon, Inc. (Electronic Equipment Manufacturers)                        9,737
   270,800     Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                        3,967
    76,700     Murata Manufacturing Co. Ltd. (Electrical Components & Equipment)       4,250
    72,000     NOK Corp. (Auto Parts & Equipment)                                      1,788
    66,800     Nintendo Co. Ltd. (Leisure Products)                                    7,428
   121,600     Nitto Denko Corp. (Specialty Chemicals)                                 6,656
   614,000     Sekisui Chemical Co. Ltd. (Homebuilding)                                4,567
 1,000,000     Shinsei Bank Ltd. (Diversified Banks)                                   5,876
 1,765,000     Tokyo Gas Co. Ltd. (Gas Utilities)                                      7,123
   958,000     Toray Industries, Inc. (Textiles)                                       4,528
   211,100     Toyota Motor Corp. (Automobile Manufacturers)                           8,236
                                                                                    --------
                                                                                      76,320
                                                                                    --------
               KOREA (0.6%)
    16,380     Samsung Electronics Co. Ltd. (Semiconductors)                           8,619
                                                                                    --------
               MEXICO (0.4%)
    95,720     Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)               6,169
                                                                                    --------
               NETHERLANDS (0.3%)
   344,840     Reed Elsevier N.V. (Publishing)                                         5,186
                                                                                    --------
               POLAND (0.2%)
   306,480     Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)*         2,923
                                                                                    --------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               SINGAPORE (0.7%)
   399,000     DBS Group Holdings Ltd. (Diversified Banks)                          $  3,660
 4,556,080     Singapore Telecommunications Ltd. (Integrated
                  Telecommunication Services)                                          7,350
                                                                                    --------
                                                                                      11,010
                                                                                    --------
               SPAIN (1.6%)
   439,700     Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)(h)             7,622
   216,250     Iberdrola S.A. (Electric Utilities)                                     5,713
   593,578     Telefonica S.A. (Integrated Telecommunication Services)(h)             10,942
                                                                                    --------
                                                                                      24,277
                                                                                    --------
               SWEDEN (2.3%)
   167,480     Atlas Copco AB "A" (Industrial Machinery)                               8,359
   231,760     Hennes & Mauritz AB "B" (Apparel Retail)                                8,175
 2,591,060     LM Ericsson Telephone Co. "B" ADR (Communications Equipment)*           7,660
   254,360     Sandvik AB (Industrial Machinery)                                      11,094
                                                                                    --------
                                                                                      35,288
                                                                                    --------
               SWITZERLAND (2.7%)
    12,887     Nestle S.A. (Packaged Foods & Meat)                                     3,584
   113,450     Novartis AG (Pharmaceuticals)(h)                                        5,700
   113,010     Roche Holdings AG (Pharmaceuticals)(h)                                 11,940
     8,970     Straumann AG (Health Care Supplies)                                     2,166
    23,002     Syngenta AG (Specialty Chemicals)*                                      2,581
    35,680     Synthes, Inc. (Health Care Equipment)*                                  4,324
   127,672     UBS AG (Diversified Capital Markets)                                   11,111
                                                                                    --------
                                                                                      41,406
                                                                                    --------
               TAIWAN (0.1%)
 1,324,637     Compal Electronics, Inc. (Computer Hardware)                            1,275
                                                                                    --------
               THAILAND (0.1%)
   741,800     Bangkok Bank Public Co. Ltd. (Diversified Banks)                        2,347
                                                                                    --------
               UNITED KINGDOM (5.9%)
   822,040     Amvescap plc (Investment Banking & Brokerage)                           5,395
   179,390     AstraZeneca plc (Pharmaceuticals)                                       7,078
   281,500     BG Group plc (Oil & Gas Exploration & Production)                       2,212
   120,100     BOC Group plc (Diversified Chemicals)                                   2,291
   276,360     Bunzl plc (Diversified Commercial Services)                             2,661
   526,790     Diageo plc (Distillers & Vintners)                                      7,508
 1,675,391     Kingfisher plc (Home Improvement Retail)                                9,400
   174,320     Next plc (Apparel Retail)                                               5,170
   592,240     Reckitt Benckiser plc (Household Products)                             18,694
   176,874     Royal Bank Scotland Group plc (Diversified Banks)                       6,070
 4,411,260     Vodafone Group plc (Wireless Telecommunication Services)               11,568
   767,140     William Hill plc (Casinos & Gaming)                                     8,903
   353,350     Yell Group plc (Publishing)                                             3,219
                                                                                    --------
                                                                                      90,169
                                                                                    --------
               Total international stocks (cost: $341,389)                           464,775
                                                                                    --------
               RIGHTS (0.0%)(r)

               ITALY
    30,400     FastWeb S.p.A. (Communications Equipment)* (cost: $0)                      90
                                                                                    --------
               Total international equities (cost: $341,389)                         464,865
                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                          COUPON                              VALUE
     (000)     SECURITY                                                               RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------------
               BONDS (17.0%)

               CORPORATE OBLIGATIONS (7.4%)

               APPAREL, ACCESSORIES, & LUXURY GOODS (0.1%)
   $ 1,000     Kellwood Co., Debentures                                               7.63%      10/15/2017        $    1,083
     1,000     Kellwood Co., Senior Notes                                             7.88        7/15/2009             1,096
                                                                                                                   ----------
                                                                                                                        2,179
                                                                                                                   ----------
               BROADCASTING & CABLE TV (0.3%)
     2,000     Comcast Cable Communications, Inc., Senior Notes                       6.88        6/15/2009             2,184
     2,000     Cox Communications, Inc., Notes                                        4.63        6/01/2013             1,914
                                                                                                                   ----------
                                                                                                                        4,098
                                                                                                                   ----------
               CONSUMER FINANCE (0.7%)
     2,000     American Honda Finance Corp., MTN(b)                                   2.87(c)     5/11/2007             2,002
     1,000     Ford Motor Credit Co., Senior Notes                                    4.95        1/15/2008               990
     2,000     General Motors Acceptance Corp., MTN                                   3.92(c)    10/20/2005             2,009
     1,000     General Motors Acceptance Corp., Notes                                 6.75       12/01/2014               964
     2,000     Household Finance Corp., Notes                                         6.38       10/15/2011             2,185
     2,000     SLM Corp., MTN, CPI Floating Rate Note                                 4.90(c)     6/01/2009             1,992
                                                                                                                   ----------
                                                                                                                       10,142
                                                                                                                   ----------
               DIVERSIFIED BANKS (0.4%)
     2,600     Bank of America Corp., Subordinated Notes                              9.38        9/15/2009             3,108
     1,000     JPMorgan Chase & Co., Notes                                            4.50        1/15/2012               989
     1,818     U.S. Central Credit Union, Senior Notes                                2.70        9/30/2009             1,765
                                                                                                                   ----------
                                                                                                                        5,862
                                                                                                                   ----------
               ELECTRIC UTILITIES (1.4%)
     1,000     FirstEnergy Corp., Notes, Series B                                     6.45       11/15/2011             1,083
     1,000     FPL Energy National Wind, LLC, Notes(b)                                5.61        3/10/2024             1,003
     1,000     Monongahela Power Co., Notes, Series A                                 7.36        1/15/2010             1,096
     2,123     Oglethorpe Power Corp., Secured Series Facility Bonds                  6.97        6/30/2011             2,255
     2,000     Pinnacle West Capital Corp., Senior Notes                              3.54(c)    11/01/2005             2,002
     2,000     Power Contract Financing, Senior Notes(b)                              6.26        2/01/2010             2,062
     2,000     PPL Capital Funding, Inc., Guaranteed Notes, Series A                  4.33        3/01/2009             1,955
     2,000     Public Service Electric & Gas Co., First Mortgage Bond, Series A       2.66(c)     6/23/2006             2,000
     2,000     Sempra Energy ESOP, Series 1999 (NBGA)(b)                              4.21       11/01/2014(e)          1,989
     2,000     Tampa Electric Co., Notes                                              6.38        8/15/2012             2,191
     3,000     Tristate General & Transport Assn., Bonds(b)                           6.04        1/31/2018             3,174
                                                                                                                   ----------
                                                                                                                       20,810
                                                                                                                   ----------
               FOOD RETAIL (0.1%)
     2,000     Safeway, Inc., Notes                                                   5.80        8/15/2012             2,091
                                                                                                                   ----------
               GAS UTILITIES (0.4%)
     1,000     Enbridge Energy Partners, LP, Senior Notes                             5.35       12/15/2014             1,007
     1,000     Energy Transfer Partners, Senior Notes(b)                              5.95        2/01/2015             1,023
     1,000     Kinder Morgan Energy Partners, LP, Senior Notes                        5.13       11/15/2014               997
     2,000     Noram Energy Corp., Debentures                                         6.50        2/01/2008             2,115
     1,000     Valero Logistics Operations, LP, Senior Notes                          6.05        3/15/2013             1,058
                                                                                                                   ----------
                                                                                                                        6,200
                                                                                                                   ----------
               HEALTH CARE EQUIPMENT (0.1%)
     1,000     Baxter International, Inc., Notes                                      7.13        2/01/2007             1,048
                                                                                                                   ----------
               HEALTH CARE FACILITIES (0.1%)
     2,000     HCA, Inc., Notes                                                       5.25       11/06/2008             2,018
                                                                                                                   ----------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                          COUPON                              VALUE
     (000)     SECURITY                                                               RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------------
               HOUSEWARES & SPECIALTIES (0.1%)
   $ 2,000     Newell Rubbermaid, Inc., MTN, Series A                                 6.35%       7/15/2008        $    2,107
                                                                                                                   ----------
               MANAGED HEALTH CARE (0.2%)
     1,000     Coventry Health Care, Inc., Senior Notes(b)                            6.13        1/15/2015             1,038
     2,135     Highmark, Inc., Senior Notes(b)                                        6.80        8/15/2013             2,345
                                                                                                                   ----------
                                                                                                                        3,383
                                                                                                                   ----------
               MOVIES & ENTERTAINMENT (0.3%)
     2,000     AOL Time Warner, Inc., Notes                                           5.63        5/01/2005             2,008
     2,000     AOL Time Warner, Inc., Notes(h)                                        6.88        5/01/2012             2,244
                                                                                                                   ----------
                                                                                                                        4,252
                                                                                                                   ----------
               MULTI-SECTOR HOLDINGS (0.1%)
     1,000     Leucadia National Corp., Senior Notes                                  7.00        8/15/2013             1,023
                                                                                                                   ----------
               MULTI-UTILITIES & UNREGULATED POWER (0.1%)
     2,000     Duke Capital Corp., LLC, Senior Notes                                  5.50        3/01/2014             2,051
                                                                                                                   ----------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
     2,000     Cooper Cameron Corp., Senior Notes                                     2.65        4/15/2007             1,932
     2,000     Halliburton Co., Senior Notes                                          4.16(c)    10/17/2005             2,015
                                                                                                                   ----------
                                                                                                                        3,947
                                                                                                                   ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     1,000     Southwestern Energy Co., MTN                                           7.63        5/01/2027(q)          1,071
                                                                                                                   ----------
               OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.2%)
     2,000     Magellan Midstream Partners, LP, Notes                                 6.45        6/01/2014             2,149
       500     Ultramar Diamond Shamrock Corp., Senior Notes                          6.75       10/15/2037               586
                                                                                                                   ----------
                                                                                                                        2,735
                                                                                                                   ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
     2,000     Citigroup, Inc., Global Notes                                          4.25        7/29/2009             1,994
                                                                                                                   ----------
               PACKAGED FOODS & MEAT (0.1%)
     2,000     Kraft Foods, Inc., Notes                                               4.63       11/01/2006             2,023
                                                                                                                   ----------
               PROPERTY & CASUALTY INSURANCE (0.6%)
     2,000     21st Century Insurance Group, Senior Notes                             5.90       12/15/2013             2,040
     1,000     ACE INA Holdings, Inc., Senior Notes                                   5.88        6/15/2014             1,040
     1,000     AXIS Capital Holdings Ltd., Senior Notes                               5.75       12/01/2014             1,014
     2,000     Berkshire Hathaway Finance Corp., Senior Notes(b)                      4.85        1/15/2015             1,992
     1,000     Fidelity National Financial, Inc., Notes                               5.25        3/15/2013               954
     1,000     Ohio Casualty Corp., Notes                                             7.30        6/15/2014             1,079
     1,000     RLI Corp., Senior Notes                                                5.95        1/15/2014               993
                                                                                                                   ----------
                                                                                                                        9,112
                                                                                                                   ----------
               RAILROADS (0.1%)
     2,000     Union Pacific Railroad Corp., Pass-Through Certificates,
                  Series 2004-2(b)                                                    5.21        9/30/2014             1,996
                                                                                                                   ----------
               REAL ESTATE INVESTMENT TRUSTS (0.9%)
     2,000     Duke Realty, LP, Notes                                                 5.40        8/15/2014             2,040
     2,000     EOP Operating, LP, Guaranteed Notes                                    4.75        3/15/2014             1,935
     2,000     ERP Operating, LP, Notes                                               5.25        9/15/2014             2,021
     1,500     Gables Realty, LP, Senior Notes                                        5.75        7/15/2007             1,540
     1,000     Hospitality Properties Trust, Senior Notes                             5.13        2/15/2015               984
     1,000     iStar Financial, Inc., Senior Notes, Series B                          5.13        4/01/2011               999

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                          COUPON                              VALUE
     (000)     SECURITY                                                               RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------------
   $ 2,000     Liberty Property, LP, Senior Notes                                     5.65%       8/15/2014        $    2,068
     2,000     Union Dominion Realty Trust, Senior Notes                              5.25        1/15/2015             1,966
                                                                                                                   ----------
                                                                                                                       13,553
                                                                                                                   ----------
               REGIONAL BANKS (0.1%)
     1,000     Hudson United Bank, Subordinated Notes                                 7.00        5/15/2012             1,106
                                                                                                                   ----------
               REINSURANCE (0.1%)
     2,000     Montpelier Re Holdings Ltd., Senior Notes                              6.13        8/15/2013             2,065
                                                                                                                   ----------
               SPECIALTY CHEMICALS (0.1%)
     1,000     Lubrizol Corp., Senior Notes                                           5.50       10/01/2014             1,023
                                                                                                                   ----------
               THRIFTS & MORTGAGE FINANCE (0.4%)
     2,000     Independence Community Bank Corp., Notes(m)                            3.50        6/20/2013             1,909
     2,000     Washington Mutual Bank, Subordinated Notes                             5.65        8/15/2014             2,078
     2,000     World Savings Bank Federal Savings Bank, Notes                         4.13       12/15/2009             1,969
                                                                                                                   ----------
                                                                                                                        5,956
                                                                                                                   ----------
               Total corporate obligations (cost: $113,531)                                                           113,845
                                                                                                                   ----------
               EURODOLLAR AND YANKEE OBLIGATIONS (1.2%)(f)

               DIVERSIFIED BANKS (0.2%)
     1,500     Chuo Mitsui Trust & Banking Co., Subordinated Notes (Japan)(b,m)       5.51       12/29/2049             1,474
     1,000     UFJ Finance Aruba AEC, Notes (Aruba)                                   8.75       11/13/2049             1,120
                                                                                                                   ----------
                                                                                                                        2,594
                                                                                                                   ----------
               DIVERSIFIED METALS & MINING (0.1%)
     1,000     Glencore Funding, LLC, Notes (Switzerland)(b)                          6.00        4/15/2014               976
                                                                                                                   ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     1,000     Yara International ASA, Notes (Norway)(b)                              5.25       12/15/2014             1,005
                                                                                                                   ----------
               FOREIGN GOVERNMENT (0.1%)
     2,000     Republic of Poland, Global Unsubordinated Notes (Poland)               5.25        1/15/2014             2,075
                                                                                                                   ----------
               INTEGRATED OIL & GAS (0.1%)
     2,000     BP Capital plc, Company Guaranty Notes (United Kingdom)                2.75       12/29/2006             1,964
                                                                                                                   ----------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     1,000     Telecom Italia Capital, Guaranteed Senior Notes,
                  Series A (Luxembourg)(h)                                            4.00       11/15/2008               984
                                                                                                                   ----------
               OIL & GAS DRILLING (0.1%)
     1,000     Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(b,o)             5.33        8/01/2013             1,000
                                                                                                                   ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     2,000     Canadian Oil Sands Ltd., Notes (Canada)(b)                             5.80        8/15/2013             2,076
     1,000     Nexen, Inc., Notes (Canada)                                            5.05       11/20/2013               990
                                                                                                                   ----------
                                                                                                                        3,066
                                                                                                                   ----------
               REAL ESTATE INVESTMENT TRUSTS (0.1%)
     2,000     Westfield Capital Corp., Senior Notes (Australia)(b)                   5.13       11/15/2014             1,994
                                                                                                                   ----------
               REINSURANCE (0.1%)
     2,000     Stingray Pass-Through Trust, Pass-Through Certificates (Bermuda)(b)    5.90        1/12/2015             2,003
                                                                                                                   ----------
               Total Eurodollar and Yankee obligations (cost: $17,660)                                                 17,661
                                                                                                                   ----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                          COUPON                              VALUE
     (000)     SECURITY                                                               RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES (0.5%)

               AIRLINES (0.4%)
   $ 1,032     Aircraft Finance Trust, Notes, Series 1999-1A, Class A2                3.09%(c)    5/15/2024        $      978
     1,786     Airplanes Pass-Through Certificates, Series 1R, Class A8               2.86(c)     3/15/2019             1,596
     1,225     America West Airlines, Inc., Pass-Through Certificates,
                  Series 1996-1, Class A, EETC                                        6.85        7/02/2009             1,215
     1,708     Northwest Airlines Corp., Pass-Through Certificates,
                  Series 1999-2A, EETC                                                7.58        3/01/2019             1,749
                                                                                                                   ----------
                                                                                                                        5,538
                                                                                                                   ----------
               ASSET-BACKED FINANCING (0.1%)
     2,000     Chase Credit Card Owner Trust, Series 2002-5, Class A                  2.69(c)    10/15/2009             2,005
                                                                                                                   ----------
               Total asset-backed securities (cost: $7,596)                                                             7,543
                                                                                                                   ----------
               COMMERICAL MORTGAGE SECURITIES (0.2%)

               COMMERICAL MORTGAGE-BACKED SECURITY (0.1%)
     2,000     Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2       6.48       11/15/2026             2,103
                                                                                                                   ----------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITY (0.1%)(d)
    25,018     Bear Stearns Commercial Mortgage Securities, Inc.,
                  Series 2004-ESA, Class X1 (acquired 6/17/2004; cost $1,000)(b,n)    1.24        5/14/2016               852
                                                                                                                   ----------
               Total commercial mortgage securities (cost: $2,977)                                                      2,955
                                                                                                                   ----------
               U.S. GOVERNMENT AGENCY ISSUES (5.7%)(k)

               ASSET-BACKED FINANCING (0.2%)
     2,747     U.S. Small Business Administration, Participation Certificates,
                  Series 2003-20 F                                                    4.07        6/01/2023             2,637
                                                                                                                   ----------
               DEBENTURES (0.8%)
               Fannie Mae(+),
     5,000        CPI Floating Rate Note                                              4.66(c)     2/17/2009             5,018
     4,000        Subordinated Note                                                   5.25        8/01/2012             4,116
     3,100        Benchmark Note                                                      7.13        6/15/2010             3,508
                                                                                                                   ----------
                                                                                                                       12,642
                                                                                                                   ----------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.6%)
               Fannie Mae(+),
     7,423        Pool 706349(p)                                                      5.00        5/01/2033             7,337
       858        Pool 610989                                                         6.50       10/01/2016               902
     1,624        Pool 253180                                                         6.50        2/01/2030             1,694
       668        Pool 535164                                                         7.00        2/01/2030               705
       226        Pool 547483                                                         7.00        8/01/2030               239
               Freddie Mac(+),
     5,555        Pool C79394(p)                                                      5.50        4/01/2033             5,617
    14,884        Pool C01491                                                         6.00        2/01/2033            15,292
               Government National Mortgage Assn. I,
     2,278        Pool 780860                                                         6.00        9/15/2028             2,358
     1,772        Pool 603869                                                         6.00        1/15/2033             1,831
       365        Pool 340945                                                         6.50        5/15/2023               385
       517        Pool 352106                                                         6.50        8/15/2023               546
       195        Pool 366762                                                         6.50        4/15/2024               206
     1,003        Pool 577423                                                         6.50        1/15/2032             1,054
     9,338        Pool 781496                                                         6.50        9/15/2032             9,808

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                          COUPON                              VALUE
     (000)     SECURITY                                                               RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------------
               Government National Mortgage Assn. I,
   $ 1,509        Pool 575469                                                         7.00%      12/15/2031        $    1,599
     1,402        Pool 583624                                                         7.00        6/15/2032             1,485
        35        Pool 206743                                                         7.50        3/15/2017                38
       125        Pool 207904                                                         7.50        3/15/2017               135
        17        Pool 207950                                                         7.50        3/15/2017                19
        28        Pool 166093                                                         8.00        6/15/2016                30
        11        Pool 166108                                                         8.00        6/15/2016                12
        21        Pool 177786                                                         8.00        9/15/2016                23
        42        Pool 186000                                                         8.00       11/15/2016                45
        31        Pool 193968                                                         8.00       12/15/2016                34
        38        Pool 203822                                                         8.00        3/15/2017                41
         3        Pool 034140                                                         8.50        9/15/2009                 3
        12        Pool 138007                                                         8.50        6/15/2016                13
         7        Pool 164021                                                         8.50        6/15/2016                 8
        32        Pool 159980                                                         8.50        7/15/2016                34
         5        Pool 176311                                                         8.50        9/15/2016                 6
        10        Pool 177247                                                         8.50        9/15/2016                11
        13        Pool 174005                                                         8.50       12/15/2016                15
        27        Pool 197279                                                         8.50       12/15/2016                29
        50        Pool 190671                                                         8.50        1/15/2017                55
         5        Pool 197400                                                         8.50        1/15/2017                 6
        31        Pool 201986                                                         8.50        1/15/2017                34
        21        Pool 185270                                                         8.50        2/15/2017                23
         3        Pool 157116                                                         9.00        6/15/2016                 4
         1        Pool 162801                                                         9.00        7/15/2016                 1
         3        Pool 166282                                                         9.00        7/15/2016                 4
         3        Pool 164502                                                         9.00        8/15/2016                 3
         7        Pool 172663                                                         9.00        9/15/2016                 7
         3        Pool 170810                                                         9.00       10/15/2016                 3
        21        Pool 031433                                                         9.50        6/15/2009                23
         2        Pool 032271                                                         9.50        6/15/2009                 2
        24        Pool 034679                                                         9.50        6/15/2009                25
         9        Pool 038310                                                         9.50        6/15/2009                 9
         6        Pool 035052                                                         9.50        9/15/2009                 7
        25        Pool 167971                                                         9.50        7/15/2016                28
        19        Pool 172771                                                         9.50        9/15/2016                22
         3        Pool 185417                                                         9.50       11/15/2016                 4
        19        Pool 186335                                                         9.50       11/15/2016                21
        11        Pool 187909                                                         9.50       11/15/2016                12
         1        Pool 184544                                                         9.50       12/15/2016                 -
         7        Pool 190555                                                         9.50       12/15/2016                 8
        59        Pool 189802                                                         9.50        4/15/2017                67
        26        Pool 214646                                                         9.50        5/15/2017                30
         9        Pool 225137                                                         9.50        8/15/2017                10
        24        Pool 037733                                                        10.00       11/15/2009                26
         4        Pool 037889                                                        10.00       11/15/2009                 4
        19        Pool 037888                                                        10.00       11/15/2009                20
        20        Pool 036897                                                        10.00       12/15/2009                22
         4        Pool 059731                                                        11.50        3/15/2013                 5
               Government National Mortgage Assn. II,
     1,522        Pool 781494                                                         6.50        8/20/2031             1,593
       822        Pool 002934                                                         7.50        6/20/2030               879
       189        Pool 003070                                                         7.50        4/20/2031               202
       718        Pool 002958                                                         8.00        8/20/2030               775
                                                                                                                   ----------
                                                                                                                       55,488
                                                                                                                   ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                          COUPON                              VALUE
     (000)     SECURITY                                                               RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------------
               COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)
   $ 5,123     Freddie Mac, Series 2389 VH(+)                                         6.00%      12/01/2031        $    5,234
               Government National Mortgage Assn. I,
     5,000        Series 2003-50 PC                                                   5.50        3/16/2032             5,039
     1,000        Series 2001-49 VB                                                   7.00       11/16/2016             1,027
                                                                                                                   ----------
                                                                                                                       11,300
                                                                                                                   ----------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.4%)
     1,867     Perforadora Centrale S.A. de C.V. "A", Guaranteed Bond,
                  Series A, Title XI                                                  5.24       12/15/2018             1,908
     4,286     Rowan Companies, Inc., Guaranteed Bond, Title XI                       2.80       10/20/2013             4,023
                                                                                                                   ----------
                                                                                                                        5,931
                                                                                                                   ----------
               Total U.S. government agency issues (cost: $86,998)                                                     87,998
                                                                                                                   ----------
               U.S. TREASURY SECURITIES (1.6%)

               INFLATION-INDEXED NOTES (1.1%)(a)
     8,575     3.38%, 1/15/2012(h)                                                                                      9,688
     6,561     3.50%, 1/15/2011(h)                                                                                      7,384
                                                                                                                   ----------
                                                                                                                       17,072
                                                                                                                   ----------
               NOTES (0.5%)
     1,000     3.88%, 2/15/2013(h)                                                                                        974
     7,000     4.00%, 2/15/2014(h)                                                                                      6,827
                                                                                                                   ----------
                                                                                                                        7,801
                                                                                                                   ----------
               Total U.S. Treasury securities (cost: $23,021)                                                          24,873
                                                                                                                   ----------
               MUNICIPAL BONDS (0.4%)

               COMMUNITY SERVICE (0.1%)
     1,385     Jicarilla Apache Nation, NM, RB                                        2.95       12/01/2006             1,365
                                                                                                                   ----------
               ENVIRONMENTAL SERVICES (0.2%)
     2,500     Gulf Coast Waste Disposal Auth., TX, RB, Waste Management of Texas,
                  Series A                                                            2.50        5/01/2028(e)          2,497
                                                                                                                   ----------
               HOSPITAL (0.1%)
     2,000     Rhode Island State Health & Education RB, Series C
                  (LOC - Citizens Bank of Rhode Island)                               3.60        9/15/2033(e)          1,965
                                                                                                                   ----------
               Total municipal bonds (cost: $5,884)                                                                     5,827
                                                                                                                   ----------
               Total bonds (cost: $257,667)                                                                           260,702
                                                                                                                   ----------
               MONEY MARKET INSTRUMENTS (1.8%)

               DISCOUNT NOTE (0.6%)
               --------------------
     8,126     Fannie Mae(k,+)                                                        2.51(l)     3/01/2005             8,126
                                                                                                                   ----------

    NUMBER
 OF SHARES
----------
               MONEY MARKET FUND (1.2%)(i)
               ---------------------------
18,835,096     SSgA Prime Money Market Fund                                           2.39           -                 18,835
                                                                                                                   ----------
               Total money market instruments (cost: $26,961)                                                          26,961
                                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                          COUPON                              VALUE
     (000)     SECURITY                                                               RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (6.0%)(g)

               CORPORATE OBLIGATIONS (1.3%)
               ----------------------------
               LIFE & HEALTH INSURANCE (0.6%)
   $10,000     Monumental Global Funding II, Notes(b)                                 2.86%(c)    5/02/2005        $   10,005
                                                                                                                   ----------
               REGIONAL BANKS (0.7%)
    10,000     Wells Fargo & Co.                                                      2.79(c)    12/16/2005            10,015
                                                                                                                   ----------
               Total corporate obligations (cost: $20,020)                                                             20,020
                                                                                                                   ----------
               REPURCHASE AGREEMENTS (3.5%)(j)
               -------------------------------
     8,000     CS First Boston LLC, 2.62%, acquired on 2/28/2005 and due
                  3/01/2005 at $8,000 (collateralized by $8,250 of Freddie
                  Mac Discount Notes(k,+), 3.02%(l), due 7/12/2005;
                  market value $8,161)                                                                                  8,000
    33,000     Deutsche Bank Securities, Inc., 2.62%, acquired on 2/28/2005 and due 3/01/2005 at $33,000 (collateralized by $11,592 of
                  Fannie Mae Notes(k,+), 3.40%, due 2/25/2033, and $22,099 of
                  Freddie Mac Notes(k,+), 5.00% - 5.50%, due 2/15/2033 -
                  8/15/2034; combined market value $33,660)                                                            33,000
    13,235     Lehman Brothers, Inc., 2.60%, acquired on 2/28/2005 and due
                  3/01/2005 at $13,235 (collateralized by $8,120 of
                  FICO STRIPS(k,+), 4.97%(l), due 12/06/2015, and $18,935
                  of Tennessee Valley Authority STRIPS(k,+), 5.15% - 5.36%(l),
                  due 12/15/2017 - 11/01/2025; combined market value $13,502)                                          13,235
                                                                                                                   ----------
                                                                                                                       54,235
                                                                                                                   ----------
               COMMERCIAL PAPER (1.2%)
               -----------------------
               ASSET-BACKED SECURITY
    18,000     Bavaria TRR Corp.(b,s)                                                 2.66(l)     3/28/2005            17,964
                                                                                                                   ----------

    NUMBER
 OF SHARES
----------
               MONEY MARKET FUNDS (0.0%)(i,r)
               ------------------------------
   187,498     AIM Short-Term Investment Co. Liquid Assets Portfolio                  2.42           -                    187
    47,674     Merrill Lynch Premier Institutional Fund                               2.35           -                     48
                                                                                                                   ----------
                                                                                                                          235
                                                                                                                   ----------
               Total short-term investments purchased with cash collateral
                  from securities loaned (cost: $92,454)                                                               92,454
                                                                                                                   ----------
               TOTAL INVESTMENTS (COST: $1,369,236)                                                                $1,619,906
                                                                                                                   ==========

16

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

      USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund).

      A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

         1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

         2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

         3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

         4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

         5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

         6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      B. As of February 28, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2005, were $262,533,000 and $11,863,000, respectively, resulting in net unrealized appreciation of $250,670,000.

      C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,530,164,000 at February 28, 2005, and, in total, may not equal 100%.

      D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

      E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

      F. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

      G. SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

      PORTFOLIO DESCRIPTION ABBREVIATIONS

      CPI    Consumer Price Index
      EETC   Enhanced Equipment Trust Certificate
      ESOP   Employee Stock Ownership Plan
      MTN    Medium-Term Note
      RB     Revenue Bond

      CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

      (LOC) Principal and interest payments are guaranteed by a bank letter of credit
      (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

SPECIFIC NOTES
--------------------------------------------------------------------------------

      (a) U.S. Treasury inflation-indexed note - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

          securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

      (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

      (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2005.

      (d) Interest-only commercial mortgage-backed security (IO CMBS) - represents the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

      (e) Security has a mandatory put, which shortens its effective maturity date.

      (f) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

      (g) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

      (h) The security or a portion thereof was out on loan as of February 28, 2005. The aggregate fair market value of these securities as of February 28, 2005, was approximately $86,996,000.

      (i) Rate represents the money market fund annualized seven-day yield at February 28, 2005.

      (j) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

          through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

      (k) U.S. government agency issue - Mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

      (l) Zero-coupon security. Rate represents the effective yield at date of purchase.

      (m) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

      (n) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, and valued using methods determined by a pricing service, under valuation procedures approved by the Trust's Board of Trustees. The market value of these securities at February 28, 2005, was $9,188,000, which represented 0.6% of the Fund's net assets.

      (o) At February 28, 2005, the cost of securities purchased on a when-issued basis was $1,000,000.

      (p) At February 28, 2005, portions of these securities were segregated to cover when-issued purchases.

      (q) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

      (r) Represents less than 0.1% of net assets.

      (s) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

      (t) Security was fair valued at February 28, 2005, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

      * Non-income-producing security for the 12 months preceding February 28, 2005.

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

                     TRUSTEES       Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

               ADMINISTRATOR,       USAA Investment Management Company
          INVESTMENT ADVISER,       P.O. Box 659453
                 UNDERWRITER,       San Antonio, Texas 78265-9825
              AND DISTRIBUTOR

               TRANSFER AGENT       USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                    CUSTODIAN       State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                  INDEPENDENT       Ernst & Young LLP
            REGISTERED PUBLIC       100 West Houston St., Suite 1900
              ACCOUNTING FIRM       San Antonio, Texas 78205

                    TELEPHONE       Call toll free - Central time
             ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

               FOR ADDITIONAL       (800) 531-8181
            INFORMATION ABOUT       For account servicing, exchanges,
                 MUTUAL FUNDS       or redemptions
                                    (800) 531-8448

              RECORDED MUTUAL       24-hour service (from any phone)
            FUND PRICE QUOTES       (800) 531-8066

                  MUTUAL FUND       (from touch-tone phones only)
               USAA TOUCHLINE       For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

              INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48470-0405                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    APRIL 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.